Financial Risk Management and Fair Values of Financial Instruments - Summary of Natures of Assets and Liabilities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	$ 132,846	$ 185,828
Foreign partnership interest [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	11,038	11,471
Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	121,808	174,357
Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value	132,846	185,828
Level 3 [member] | Foreign partnership interest [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	11,038	11,471
Level 3 [member] | Foreign unlisted stocks [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 121,808	$ 174,357